Reconciliations of Basic and Diluted Earnings Per Equity Share and Earnings per American Depositary Shares (Detail)	12 Months Ended
	Mar. 31, 2013 USD ($)	Mar. 31, 2013 INR	Mar. 31, 2012 INR	Mar. 31, 2011 INR	Mar. 31, 2013 American Depository Shares USD ($)	Mar. 31, 2013 American Depository Shares INR	Mar. 31, 2012 American Depository Shares INR	Mar. 31, 2011 American Depository Shares INR	Mar. 31, 2013 Stock Compensation Plan USD ($)	Mar. 31, 2013 Stock Compensation Plan INR	Mar. 31, 2012 Stock Compensation Plan INR	Mar. 31, 2011 Stock Compensation Plan INR
Earnings Per Share Disclosure [Line Items]
Basic earnings per share	$ 0.48	26.18	21.30	17.84
Effect of potential equity shares for stock options outstanding	$ 0.01	0.27	0.18	0.25					$ 0.03	0.81	0.54	0.75
Diluted earnings per share	$ 0.47	25.91	21.12	17.59
Basic earnings per ADS	$ 1.44	78.54	63.90	53.52
Diluted earnings per ADS					$ 1.41	77.73	63.36	52.77